Tax-Exempt

                                                               Prospectus




                               Tax-Free Money Fund

                                    Tax-Free
                             Intermediate Term Fund

                                                        November 1, 1998
                                                        (Revised August 1, 1999)

                                                               [logo]COUNTRYWIDE
                                                                     INVESTMENTS

                                                        PROSPECTUS
                                                        November 1, 1998
                                                        (Revised August 1, 1999)

                           COUNTRYWIDE TAX-FREE TRUST
                          312 WALNUT STREET, 21ST FLOOR
                           CINCINNATI, OHIO 45202-4094
                                  800-543-0407

                               TAX-FREE MONEY FUND
                               -------------------
                         TAX-FREE INTERMEDIATE TERM FUND
                         -------------------------------

     The  Tax-Free   Money  Fund  and  the  Tax-Free   Intermediate   Term  Fund
(individually a "Fund" and collectively the "Funds") are two separate series of Countrywide Tax-Free Trust.

     The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

     THE TAX-FREE MONEY FUND'S PORTFOLIO SECURITIES ARE VALUED ON AN AMORTIZED COST BASIS. FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT OR ANY OTHER ENTITY. IT IS ANTICIPATED, BUT THERE IS NO ASSURANCE, THAT THE FUND WILL MAINTAIN A STABLE NET ASSET VALUE PER SHARE OF $1.

     The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Countrywide   Investments,   Inc.  (the   "Adviser")   manages  the  Funds'
investments and their business affairs.

     This Prospectus sets forth concisely the information about the Funds that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated November 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling the above number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------

Expense Information.......................................................
Financial Highlights......................................................
Investment Objectives.....................................................
Investment Policies.......................................................
How to Purchase Shares....................................................
Shareholder Services......................................................
How to Redeem Shares......................................................
Exchange Privilege........................................................
Dividends and Distributions...............................................
Taxes.....................................................................
Operation of the Funds....................................................
Distribution Plan.........................................................
Calculation of Share Price and Public Offering Price......................
Performance Information...................................................

     For further information or assistance in opening an account, please contact your broker, or call us at 800-543-0407.

     No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

EXPENSE INFORMATION
-------------------
                               TAX-FREE MONEY FUND
                               -------------------

Shareholder Transaction Expenses
--------------------------------
     Sales Load Imposed on Purchases                               None
     Sales Load Imposed on Reinvested Dividends                    None
     Exchange Fee                                                  None
     Redemption Fee                                                None*
     Check Redemption Processing Fee (per check):
       First six checks per month                                  None
       Additional checks per month                                 $0.25

* A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------
     Management Fees                                                .50%
     12b-1 Fees                                                     .04%(A)
     Other Expenses                                                 .38%
                                                                   -----
     Total Fund Operating Expenses                                  .92%
                                                                   =====

(A) The Fund may incur 12b-1 fees in an amount up to .25% of its average net assets.

                         TAX-FREE INTERMEDIATE TERM FUND
                         -------------------------------

                                                            Class A      Class C
                                                            Shares       Shares
                                                            ------       ------
Shareholder Transaction Expenses
--------------------------------
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                     4.75%        1.25%
     Maximum Contingent Deferred Sales Load
     (as a percentage of original purchase price)            None*        1.00%
     Sales Load Imposed on Reinvested Dividends              None         None
     Exchange Fee                                            None         None
     Redemption Fee                                          None**       None**
     Check Redemption Processing Fee (per check):
       First six checks per month                            None         None
       Additional checks per month                           $0.25        $0.25

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of 1% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------

                                                       Class A           Class C
                                                       Shares            Shares
                                                       ------            ------
     Management Fees                                     .50%              .50%
     12b-1 Fees(A)                                       .13%              .67%
     Other Expenses                                      .36%              .57%
                                                       ------            ------
     Total Fund Operating Expenses                       .99%             1.74%
                                                       ======            ======

(A) Class A shares may incur 12b-1 fees in an amount up to .25% of average net assets and Class C shares may incur 12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

     The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                  Class A        Class C
                                                  Shares,        Shares,
                                                 Tax-Free       Tax-Free
                                  Tax-Free     Intermediate   Intermediate
                                 Money Fund      Term Fund      Term Fund
                                 ----------      ---------      ---------

           1 Year                   $  9           $  57          $  40
           3 Years                    29              78             67
           5 Years                    51             100            106
          10 Years                   113             163            215

FINANCIAL HIGHLIGHTS
--------------------

     The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of June 30, 1998 and related auditors' report appear in the Statement of Additional Information of the Funds, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.


                                      TAX-FREE MONEY FUND

                                          Per Share Data for a Share Outstanding Throughout Each Year(A)
===================================================================================================================
                                                         Year Ended June 30,

                       1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
                       ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Net asset value at
  beginning of year.. $1.000   $1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000    $1.000
                      ------   ------  -------  -------  -------  -------  -------  -------  -------    ------
Net investment income. 0.030    0.029    0.031    0.030    0.021    0.024    0.036    0.050    0.055    0.053
                      ------  -------  -------  -------  -------  --------  ------  -------   ------    ------
Dividends from
  net investment
  income..........    (0.030)  (0.029)  (0.031)  (0.030)  (0.021)  (0.024)  (0.036) (0.050)   (0.055)  (0.053)
                      -------  -------  -------  -------  -------  -------  ------   -------  -------   -------
Net asset value at
  end of year ......  $1.000   $1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000   $ 1.000   $1.000
                      ======   ======  =======  =======  =======  =======  =======  =======   =======   ======


Total return .......   3.03%    2.89%    3.15%    3.07%    2.12%    2.40%    3.63%    5.09%    5.69%    5.48%
                       =====    =====    =====    =====    =====    =====    =====    =====    =====    =====

Net assets at end
  of year (000's) ..  $37,383  $30,126 $25,342  $26,692  $31,168  $34,787  $50,000  $45,210  $46,727   $83,634
                      =======  ======  =======  =======  =======  =======  =======  =======   ======== =======

Ratio of expenses to
  average net assets.. 0.92%    0.99%   0.99%    0.99%    0.99%    0.99%     0.99%    0.99%    0.97%     0.94%

Ratio of net investment
  income to average
  net assets........   2.98%    2.85%   3.09%    3.00%    2.09%    2.39%     3.55%    4.98%    5.57%     5.30%

(A)All per share data for the years ended prior to June 30, 1991 has been restated to reflect a 10 for 1 share split on February 28, 1990.
                                      - 5 -

                                          TAX-FREE INTERMEDIATE TERM FUND

                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================
                                                             CLASS A
-------------------------------------------------------------------------------------------------------------------
                                                        Year Ended June 30,
--------------------------------------------------------------------------------------------------------------------
                            1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
                            ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
Net asset value at
  beginning of year.       $11.01   $10.85   $10.86   $10.69   $10.98   $10.42   $10.15   $10.05   $10.07   $10.13
                           ------   ------   ------   -----    ------   -------  ------   ------   ------   ------
Income from
  investment operations:
   Net investment
      income .......         0.50     0.50     0.50     0.49     0.48     0.53     0.59     0.62     0.64     0.63

Net realized and unrealized
   gains (losses)
   on investments...         0.11     0.16     (0.01)   0.17     (0.29)    0.56     0.27     0.10    (0.02)   (0.06)
                            -----    -------  ------    ------    -----    ----     -----    -----    -----    -----
Total from investment
   operations.....           0.61     0.66      0.49    0.66      0.19     1.09     0.86     0.72     0.62     0.57
                            -----    ------   ------    ------   ------    ----     ----     -----    -----   -----
Dividends from net
 investment income...       (0.50)   (0.50)    (0.50)  (0.49)    (0.48)  (0.53)    (0.59)   (0.62)   (0.64)   (0.63)
                            ------   -------  ------    ------  ------     -----    -----    -----   ------   ------
Net asset value at
  end of year ......       $11.12   $11.01   $10.85   $10.86     $10.69  $10.98    $10.42   $10.15   $10.05   $10.07
                           ======   ======   ======     ======   ======   ======   ======   =======  ======   ======

Total return(A) ....         5.63%   6.19%    4.51%    6.36%     1.70%   10.75%    8.78%    7.38%    6.35%    5.76%
                           ======   =======   ======   =====     ======    ======   =====    =====    =====   =====
Net assets at end of
  year (000's) .....       $52,896  $58,485  $67,675  $81,140   $106,472  $82,168  $26,720  $15,638  $15,875  $17,741
                           ======== =======  ======   =======   =======   =======  =======  =======  =======  =======
Ratio of expenses to average
  net assets(B) .....        0.99%   0.99%    0.99%    0.99%    0.99%    0.99%    1.07%    1.13%    1.09%    1.13%
Ratio of net investment
  income to average
  net assets........         4.50%   4.55%     4.52%   4.59%    4.35%    4.90%    5.75%    6.15%    6.39%    6.23%

Portfolio turnover rate        36%     30%       37%     32%      46%      28%      12%      48%      58%      82%

(A)The total returns shown exclude the effect of applicable sales loads.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.08% for the year ended June 30, 1992.

                         TAX-FREE INTERMEDIATE TERM FUND

                  Per Share Data for a Share Outstanding Throughout Each Period
===============================================================================
                                CLASS C
-------------------------------------------------------------------------------

                                                                                   Period
                                                                                    Ended
                                                  Year Ended June 30,               June 30,
                                            1998     1997      1996       1995       1994(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period..... $11.01   $10.85   $10.86    $ 10.69     $11.27
                                            ------   ------    -------     -----    ------
Income from investment operations:
   Net investment income.................     0.42     0.43     0.44       0.44       0.20
   Net realized and unrealized
   gains (losses) on investments.....         0.11     0.16    (0.01)      0.17      (0.58)
                                              ----    ------      -----    -----     ------
Total from investment operations.....         0.53     0.59     0.43       0.61      (0.38)
                                              -----   ------    -----     ------     ------
Dividends from net investment income....     (0.42)    (0.43)   (0.44)     (0.44)    (0.20)
                                             ------   ------     ------     ------   ------
Net asset value at end of period..........   $11.12    $11.01   $10.85     $10.86    $10.69
                                             ======   ======     ======     ======   ======
Total return(B) ..........................     4.85%    5.49%     4.00%      5.82%     8.28%(D)
                                             =======  =======     =====    =======   =======
Net assets at end of period (000's).......   $4,747    $5,161    $5,239     $4,814     $3,084
                                             ======    ======      ======   ======== ========
Ratio of expenses to average net assets(C).   1.74%     1.65%     1.49%     1.49%       1.45%(D)

Ratio of net investment income to
average net assets...............             3.75%     3.89%     4.02%     4.08%       3.79%(D)

Portfolio turnover rate..............           36%       30%       37%       32%         46%(D)

(A)Represents the period from the initial offering of Class C shares (February 1, 1994)
   through June 30, 1994.
(B)The total returns shown exclude the effect of applicable sales loads.
(C)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(D) for the period ended June 30, 1994.
(D)Annualized.

INVESTMENT OBJECTIVES
---------------------

     The Tax-Free Money Fund and the Tax-Free Intermediate Term Fund are two series of Countrywide Tax-Free Trust (the "Trust"), each with its own portfolio and investment objective(s). Neither Fund is intended to be a complete investment program, and there is no assurance that the investment objectives of either Fund can be achieved. Unless otherwise indicated, all investment practices and limitations of the Funds are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval. For a discussion of each Fund's investment practices, see "Investment Policies."

     The TAX-FREE MONEY FUND seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital. The Fund seeks to achieve its investment objective by investing primarily in high-quality municipal obligations determined by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks, maturing within thirteen months or less with a dollar-weighted average maturity of 90 days or less.

     The investment objective of the Tax-Free Money Fund is fundamental and as such may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     The TAX-FREE INTERMEDIATE TERM FUND seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

     The investment objectives of the Tax-Free Intermediate Term Fund may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

INVESTMENT POLICIES
-------------------

     The TAX-FREE MONEY FUND seeks to achieve its investment objective by investing primarily in high-quality, short-term Municipal Obligations (described below) determined by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks. The Fund will purchase only obligations that enable it to employ the amortized cost method of valuation. Under the amortized cost method of valuation, the Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than valued at market. This method should enable the Fund to maintain a stable net asset value per share. The Fund will invest in obligations which have received a short-term rating in one of the two highest categories by any two nationally recognized statistical rating organizations ("NRSROs") or by any one NRSRO if the obligation is rated by only that NRSRO. The Fund may purchase unrated obligations determined by the Adviser to be of comparable quality to rated obligations meeting the Fund's quality standards. These standards must be satisfied at the time an investment is made. If an obligation ceases to meet these standards, or if the Board of Trustees believes such obligation no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the obligation as soon as practicable. The Statement of Additional Information describes ratings of the NRSROs.

     The dollar-weighted average maturity of the Tax-Free Money Fund will be 90 days or less. The Fund will invest in obligations with remaining maturities of thirteen months or less at the time of purchase.

     The TAX-FREE INTERMEDIATE TERM FUND seeks to achieve its investment objectives by investing primarily in high-grade Municipal Obligations. The Fund invests in Municipal Obligations and other securities which are rated at the time of purchase within the three highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa or A), Standard & Poor's Ratings Group (AAA, AA or A) or Fitch Investors Services, Inc. (AAA, AA or A), or unrated securities determined by the Adviser to be of comparable quality.

     It is anticipated that under normal circumstances the Tax-Free Intermediate Term Fund will invest in Municipal Obligations with remaining maturities of twenty years or less and that the dollar-weighted average maturity of the Fund will be between three and ten years, although the Fund may invest in securities of any maturity, including tax-exempt notes and commercial paper determined by the Adviser to meet the Fund's quality standards. The Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by Standard & Poor's (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), Standard & Poor's (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2). The Statement of Additional Information contains a description of tax-exempt notes and commercial paper and a description of Moody's, Standard & Poor's and Fitch ratings. If the Adviser determines that market conditions warrant a shorter or longer dollar-weighted average maturity, the Fund's investments will be adjusted accordingly.

     It is a fundamental policy that under normal market conditions the assets of each Fund will be invested so that at least 80% of the annual income of each Fund will be exempt from federal income tax, including the alternative minimum tax. This policy may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund.

     Each Fund may, from time to time, invest in taxable short-term, high-quality obligations for temporary defensive purposes (subject to the fundamental policy that under normal market conditions the assets of each Fund will be invested so that at least 80% of annual income will be exempt from federal income tax, including the alternative minimum tax). These include, but are not limited to, certificates of deposit and other bank debt instruments, commercial paper, obligations issued by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements. Interest earned from such investments will be taxable to investors. Except for temporary defensive purposes, the assets of each Fund will be invested so that no more than 20% of each Fund's annual income will be subject to federal income tax. Under normal market conditions, each Fund anticipates that not more than 5% of the value of its net assets will be invested in any one type of taxable obligation. Taxable obligations are more fully described in the Statement of Additional Information. Each Fund may invest in these taxable short-term obligations, for example, due to market conditions under which Municipal Obligations are temporarily unavailable for purchase or available only in limited amounts, or pending investment of proceeds of sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. The Funds reserve the right to hold cash reserves as the Adviser deems necessary for temporary defensive purposes. Although interest earned on these short-term obligations is taxable as ordinary income for federal income tax purposes, each Fund intends to minimize taxable income through investment, when possible, in other available securities exempt from federal income tax, including shares of investment companies whose dividends are tax-exempt. Each Fund may invest up to 10% of its total assets in shares of other investment companies. Investments by a Fund in shares of other investment companies may result in duplication of sales loads and advisory, administrative and distribution fees. Each Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company. The Tax-Free Money Fund will only invest in securities of other investment companies which hold themselves out to be money market funds.

     Municipal Obligations
     ---------------------

     Municipal Obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax. For purposes of this definition, Municipal Obligations include participation interests in Municipal Obligations and shares of an investment company which invests its assets so that at least 80% of its annual income is exempt from federal income tax, including the alternative minimum tax. Municipal Obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal Obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. The Statement of Additional Information contains a description of tax-exempt bonds, notes and commercial paper.

     The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility, and therefore investments in these bonds have more potential risk. Each Fund's ability to achieve its investment objective depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest. Tax-exempt notes generally are used to provide short-term capital needs and generally have maturities of one year or less. The tax-exempt notes in which the Funds may invest are tax anticipation notes
(TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs, RANs and BANs are issued by state and local government and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales, respectively. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

     Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

     From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, neither Fund will invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on Municipal Obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

     Each Fund may purchase other types of Municipal Obligations which may become available in the future, provided the obligations are consistent with the Fund's investment objectives and policies, the Adviser believes their quality meets the Fund's quality standards, and this Prospectus has been appropriately revised to reflect the Fund's policies with respect to such obligations.

     Risk Factors
     ------------

     The market value of investments available to the Funds, and therefore each Fund's yield, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The net asset value of the Tax-Free Intermediate Term Fund also will fluctuate due to these changes. The portfolio securities held by the Funds are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, the financial condition of an issuer or adverse changes in general economic conditions, or both, may impair the issuer's ability to make payments of interest and principal.

     There are additional risks associated with an investment in the Tax-Free Intermediate Term Fund. The Fund may purchase Municipal Obligations which are rated at the time of purchase within the three highest grades assigned by Moody's, Standard & Poor's or Fitch. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Adviser's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation. The lower rating also reflects a greater possibility that changing circumstances may impair the ability of the issuer to make timely payments of interest and principal. In addition, Municipal Obligations with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. Consequently, investors in the Tax-Free Intermediate Term Fund should be aware that there is a possibility of greater fluctuation in the Fund's net asset value.

     Certain provisions in the Internal Revenue Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for federal tax exemptions. Shareholders should consult their tax advisors concerning the effect of these provisions on an investment in the Funds. Proposals that may further restrict or eliminate the income tax exemptions for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal
Obligations for investment by the Funds so as to adversely affect their shareholders, the Funds would reevaluate their investment objectives and policies and submit possible changes in the Funds' structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, each Fund would treat such security as a permissible taxable investment within the applicable limits set forth herein.

     Other Investment Techniques
     ---------------------------

     The Funds may also engage in the following investment techniques, each of which may involve certain risks:

     PARTICIPATION INTERESTS. Each Fund may purchase participation interests in Municipal Obligations owned by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation and provides that the holder may demand repurchase within a specified period. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. Participation interests will be purchased only if, in the opinion of counsel to the issuer, interest income on the participation interests will be tax-exempt when distributed as dividends to shareholders. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of its participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Funds intend to exercise their right to demand payment only upon a default under the terms of the obligation, as needed to provide liquidity to meet redemptions, or to maintain a high-quality investment portfolio. Each Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature and all other illiquid securities.

     FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. Neither Fund will invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Adviser, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Adviser will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

     INVERSE FLOATING OBLIGATIONS. The Tax-Free Intermediate Term Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations.

     WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. A Fund will maintain a segregated account with its Custodian of cash or liquid securities, marked to market daily, in an amount equal to its when-issued commitments. Because these transactions are subject to market fluctuations, a significant commitment to when-issued purchases could result in fluctuation of the net asset value of the Tax-Free Money Fund and greater fluctuation of the net asset value of the Tax-Free Intermediate Term Fund. Each Fund will only make commitments to purchase when-issued obligations with the intention of actually acquiring the obligations and not for the purpose of investment leverage.

     LENDING PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by either Fund without the affirmative vote of a majority of its outstanding shares.

     OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

     LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund may invest in Municipal Obligations that constitute participations in lease obligations or installment purchase contract obligations ("lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Tax-Free Intermediate Term Fund will seek to minimize these risks by not investing more than 10% of its net assets in lease obligations if the Adviser determines that there is no secondary market available for these obligations and all other illiquid securities, and by only investing in "non-appropriation" lease obligations that meet certain criteria of the Adviser. The Fund does not intend to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Adviser, under the direction of the Board of Trustees, to be liquid. The Fund will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Adviser, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

     SECURITIES WITH LIMITED MARKETABILITY. Each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to the demand feature described above; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature described above and as to which there is no secondary market; lease obligations for which there is no secondary market; and repurchase agreements not terminable within seven days.

     BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, each Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Neither Fund will make any additional purchases of portfolio securities while borrowings are outstanding. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

HOW TO PURCHASE SHARES
----------------------

     Tax-Free Money Fund
     -------------------

     Your initial investment in the Tax-Free Money Fund ordinarily must be at least $1,000. However, the minimum initial investment for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is

$50. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust.

     INITIAL INVESTMENTS BY MAIL. You may open an account and make an initial investment in the Tax-Free Money Fund by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Tax-Free Money Fund." An account application is included in this Prospectus.

     You will be sent within five business days after the end of each month a written statement disclosing each purchase or redemption effected and each dividend or distribution credited to your account during the month. Certificates representing shares are not issued. The Trust and the Adviser reserve the right to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Funds' account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     INITIAL INVESTMENTS BY WIRE. You may also purchase shares of the Tax-Free Money Fund by wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

     You may receive a dividend on the day of your wire investment provided you have given notice of your intention to make such investment to the Transfer Agent by 4:00 p.m., Eastern time, on the preceding business day (or 12:00 noon, Eastern time, on the same day of a wire investment in the case of investors utilizing institutions that have made appropriate arrangements with the Transfer Agent). Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     ADDITIONAL INVESTMENTS. You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Tax-Free Money Fund." Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement.

     CASH SWEEP PROGRAM. Cash accumulations in accounts with financial institutions may be automatically invested in shares of the Tax-Free Money Fund at the next determined net asset value on a day selected by the institution or its customer, or when the account balance reaches a predetermined dollar amount (e.g., $5,000).

     Participating institutions are responsible for prompt transmission of orders relating to the program. Institutions participating in this program may charge their customers fees for services relating to the program which would reduce the customers' yield from an investment in the Fund. This Prospectus should, therefore, be read together with any agreement between the customer and the participating institution with regard to the services provided, the fees charged for these services and any restrictions and limitations imposed.

     Tax-Free Intermediate Term Fund
     -------------------------------

     Your initial investment in the Tax-Free Intermediate Term Fund ordinarily must be at least $1,000. However, the minimum initial investment in Class A shares for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Tax-Free Intermediate Term Fund." An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of shares of the Tax-Free Intermediate Term Fund. Certificates representing shares are not issued. The Trust and the Adviser reserve the right to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Funds' account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges and check redemptions) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Tax-Free Intermediate Term Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the "Tax-Free Intermediate Term Fund."

     Under the Open Account Program, you may also purchase shares of the Tax-Free Intermediate Term Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543- 0407; in Cincinnati call 629-2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Tax-Free Intermediate Term Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

SALES LOAD ALTERNATIVES
-----------------------

     The Tax-Free Intermediate Term Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee. See "Distribution Plans." Shares of the Tax-Free Intermediate Term Fund purchased prior to February 1, 1994 are Class A shares.

     The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares, the quality and scope of the value-added services provided by financial advisers who may work with a particular sales load structure by way of compensation for their services, and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a higher front-end sales load and be subject to lower ongoing charges, as discussed below, or to have more of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

     As an illustration, investors who qualify for reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.

     Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 4.75% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 4 1/4 years before the 1.25% initial sales load and the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 4 1/4 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

     In determining the most appropriate sales load alternative, investors might wish to consider the services provided by their financial advisers and the compensation provided to those advisers under each such alternative. Countrywide Investments works in conjunction with many experienced and very qualified financial advisers throughout the country that may provide valuable assistance to investors by way of ongoing education, asset allocation programs, personalized financial planning reviews, or other services vital to an investor's long-term success. Countrywide Investments believes that these value-added services can greatly benefit investors through market cycles and will work diligently with an investor's chosen financial adviser. Countrywide Investments has a financial adviser referral service available, at no cost to investors, which can help them choose a financial adviser in their local area if they currently do not have one.

     In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Tax-Free Intermediate Term Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in Countrywide Investments during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

Class A Shares
--------------

     Class A shares of the Tax-Free Intermediate Term Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

     The public offering price of Class A shares applicable to investors whose accounts are opened after July 31, 1999 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                        Dealer
                                 Sales Load as % of: Reallowance
                                 ------------------    as % of
                                  Public      Net       Public
                                 Offering   Amount     Offering
Amount of Investment              Price    Invested     Price
--------------------              -----    --------     -----

Less than $50,000                  4.75%      4.99%     4.00%
$ 50,000 but less than $100,000    4.50%      4.72%     3.75%
$100,000 but less than $250,000    3.50%      3.63%     2.75%
$250,000 but less than $500,000    2.95%      3.04%     2.25%
$500,000 but less than $1,000,000  2.25%      2.31%     1.75%
$1,000,000 or more                 None*      None*

     Investors whose accounts were opened prior to August 1, 1999 and after January 31, 1995 are subject to a different table of sales loads as follows:

                                                        Dealer
                                 Sales Load as % of: Reallowance
                                 ------------------    as % of
                                  Public      Net       Public
                                 Offering   Amount     Offering
Amount of Investment              Price    Invested     Price
--------------------              -----    --------     -----

Less than $100,000                 2.00%      2.04%     1.80%
$100,000 but less than $250,000    1.50%      1.52%     1.35%
$250,000 but less than $500,000    1.00%      1.01%      .90%
$500,000 but less than $1,000,000   .75%       .76%      .65%
$1,000,000 or more                 None*      None*

     Investors whose accounts were opened prior to February 1, 1995 are subject to a different table of sales loads as follows:

                                                        Dealer
                                 Sales Load as % of: Reallowance
                                 ------------------    as % of
                                  Public      Net       Public
                                 Offering   Amount     Offering
Amount of Investment              Price    Invested     Price
--------------------              -----    --------     -----

Less than $500,000                 1.00%      1.01%    1.00%
$500,000 but less than $1,000,000   .75%       .76%     .75%
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of 1% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

     Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     For initial purchases of Class A shares of $1,000,000 or more made after October 1, 1995 and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1% of the purchase amount from the Adviser. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Tax-Free Intermediate Term Fund may be aggregated with concurrent purchases of Class A shares of other funds of Countrywide Investments. Dealers should contact the Adviser concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Charge for Certain Purchases of Class A Shares" below.

     REDUCED  SALES LOAD.  A  "purchaser"  (defined  below) may use the Right of
Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

     PURCHASES AT NET ASSET VALUE. Class A shares of the Tax-Free Intermediate Term Fund may be purchased at net asset value by pension and profit-sharing plans, pension funds and other company-sponsored benefit plans that (1) have plan assets of $500,000 or more, or (2) have, at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Adviser relating to such plan.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase Class A shares at net asset value.

     In addition, Class A shares of the Tax-Free Intermediate Term Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of investment advisers may also purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value if their investment adviser or broker-dealer has made arrangements to permit them to do so with the Trust. The investment adviser must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

     Associations and affinity groups and their members may purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value provided that management of these groups or their financial adviser has made arrangements to permit them to do so with the Trust. Investors or their financial adviser must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

     Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, may purchase Class A shares of the Tax-Free Intermediate Term Fund at net asset value.

     CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Tax-Free Intermediate Term Fund (or shares into which such Class A shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to 1% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed or (2) the net asset value of such Class A shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

     Redemptions of such Class A shares of the Tax-Free Intermediate Term Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege."

     The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

     Class C Shares
     --------------

     Class C shares of the Tax-Free Intermediate Term Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. The public offering price of Class C shares is the next determined net asset value per share plus a 1.25% front-end sales load. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

     A contingent deferred sales load is imposed on Class C shares of the Tax-Free Intermediate Term Fund if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Whether a contingent deferred sales load is imposed will depend on the amount of time since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the contingent deferred sales load according to the following schedule:

              Year Since Purchase         Contingent Deferred
               Payment was Made               Sales Load
               ----------------               ----------
                  First Year                      1%
                  Thereafter                     None

     In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

     The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per share is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares of the Tax-Free Intermediate Term Fund in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

     All sales loads imposed on redemptions are paid to the Adviser. The Adviser intends to pay a commission of 2% of the purchase amount to participating brokers at the time the investor purchases Class C shares of the Tax-Free Intermediate Term Fund.

     The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
--------------------

     Contact the Transfer Agent (Nationwide call toll-free 800- 543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Tax-Free Intermediate Term Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

     Direct Deposit Plans
     --------------------

     Shares of either Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Funds.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in either Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds.

     InvestPlus Plan
     ---------------

     If you are a Countrywide Home Loans mortgage holder, you may make monthly investments in either Fund by including your investment with your mortgage payment. You may write one check for the total amount.

     Reinvestment Privilege
     ----------------------

     If you have redeemed shares of the Tax-Free Intermediate Term Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of either Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check, government check or wire.

     A contingent deferred sales load may apply to a redemption of Class C shares of the Tax-Free Intermediate Term Fund or to a redemption of certain Class A shares of the Fund purchased at net asset value. See "How to Purchase Shares." A contingent deferred sales load may be imposed on a redemption of shares of the Tax-Free Money Fund if such shares had previously been acquired in connection with an exchange from another fund of

Countrywide Investments which imposes a contingent deferred sales load, as described in the Prospectus of such other fund.

     BY TELEPHONE. You may redeem shares having a value of less than $25,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds from your Tax-Free Money Fund account will normally be sent by mail or by wire within one business day (but not later than three business days) after receipt of your telephone instructions; any redemption requests by telephone must be received in proper form prior to 12:00 noon, Eastern time, on any business day in order for payment by wire to be made that day.

     Unless you have specifically notified the Transfer Agent not to honor redemption requests by telephone, the telephone redemption privilege is automatically available to your account. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

     The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) and the address on the account has been changed within the previous 30 days.

     Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

     Written redemption requests may also direct that the proceeds be deposited directly in a domestic account or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are mailed within three business days following receipt of instructions in proper form.

     BY CHECK. You may establish a special checking account with either Fund for the purpose of redeeming shares by check. Checks may be made payable to anyone for any amount, but checks may not be certified.

     When a check is presented to the Custodian for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be processed at the net asset value on the day the check is presented to the Custodian for payment.

     If the amount of a check is greater than the value of the shares held in your account, the check will be returned. Shareholders of the Tax-Free Intermediate Term Fund should consider potential fluctuations in the net asset value of the Fund's shares when writing checks. A check representing a redemption request will take precedence over any other redemption instructions issued by a shareholder.

     As long as no more than six check redemptions are effected in your account in any month, there will be no charge for the check redemption privilege. After six check redemptions are effected in your account in a month, the Transfer Agent will charge you $.25 for each additional check redemption effected that month. However, there is no charge for any check redemptions effected by employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals.

     The Transfer Agent charges shareholders its costs for each stop payment and each check returned for insufficient funds. In addition, the Transfer Agent reserves the right to make additional charges to recover the costs of providing the check redemption service. All charges will be deducted from your account by redemption of shares in your account. The check redemption procedure may be suspended or terminated at any time upon written notice by the Trust or the Transfer Agent.

     Shareholders of the Tax-Free Intermediate Term Fund should be aware that writing a check (a redemption of shares) is a taxable event. Shares of the Tax-Free Intermediate Term Fund for which certificates have been issued may not be redeemed by check. Shareholders who invest in the Tax-Free Money Fund through a cash sweep or similar program with a financial institution are not eligible for the checkwriting privilege.

     THROUGH BROKER-DEALERS. You may also redeem shares of the Tax-Free Intermediate Term Fund by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     If a certificate for shares of the Tax-Free Intermediate Term Fund was issued to you, you will not be permitted to exchange shares by telephone, to redeem shares by check or to use the automatic withdrawal plan as to those shares. In order to redeem such shares, the certificate must be delivered to the Transfer Agent, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

     At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested including any sales load paid, unaffected by market fluctuations) or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------

     Shares of either Fund and of any other fund of Countrywide Investments may be exchanged for each other.

     Shares of the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund which are not subject to a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load).

     Class C shares of the Tax-Free Intermediate Term Fund, as well as Class A shares of the Fund subject to a contingent deferred sales load, may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

     A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

     The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust                  Countrywide Strategic Trust
--------------------------                  ---------------------------
 Tax-Free Money Fund                        *Equity Fund
 Ohio Tax-Free Money Fund                   *Utility Fund
 California Tax-Free Money Fund             *Aggressive Growth Fund
 Florida Tax-Free Money Fund                *Growth/Value Fund
*Tax-Free Intermediate Term Fund
*Ohio Insured Tax-Free Fund                 Countrywide Investment Trust
                                            ----------------------------
                                            Short Term Government Income Fund
                                            Institutional Government Income Fund
                                            Money Market Fund
                                            Adjustable Rate U.S. Government
                                               Securities Fund
                                            *Intermediate Bond Fund
                                            *Intermediate Term Government Income
                                               Fund

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     All of the net investment income of each Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The Funds will, at the time dividends are paid, designate as tax-exempt the same percentage of the distribution as the actual tax-exempt income earned during the period covered by the distribution bore to total income earned during the period; the percentage of the distribution which is tax-exempt may vary from distribution to distribution.

     Distributions are paid according to one of the following options:

     Share Option -   income   distributions  and  capital  gains  distributions
                      reinvested in additional shares.

     Income Option -  income   distributions   and   short-term   capital  gains
                      distributions  paid  in  cash;   long-term  capital  gains
                      distributions reinvested in additional shares.

     Cash Option -    income  distributions and capital gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed dividend checks.

     An investor in the Tax-Free Intermediate Term Fund who has received in cash any dividend or capital gains distribution may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----

     Each Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund also intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

     Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. For federal income tax purposes, a shareholder's proportionate share of taxable distributions from a Fund's net investment income as well as from net realized short-term capital gains, if any, is taxable as ordinary income. Since the Funds' investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by each Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

     Issuers of tax-exempt securities issued after August 31, 1986 are required to comply with various restrictions on the use and investment of proceeds of sales of the securities. Any failure by the issuer to comply with these restrictions would cause interest on such securities to become taxable to the security holders as of the date the securities were issued.

     Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

     Redemptions and exchanges of shares of the Tax-Free Intermediate Term Fund are taxable events on which a shareholder may realize a gain or loss. If a shareholder buys shares of the Tax-Free Intermediate Term Fund and sells them at a loss within six months, any loss will be disallowed for federal income tax purposes to the extent of the exempt-interest dividends received on such shares. Any loss realized upon the sale of shares of the Tax-Free Intermediate Term Fund within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net realized long-term capital gains during such six month period. In addition, shareholders should be aware that interest on indebtedness incurred to purchase or carry shares of either Fund is not deductible for federal income tax purposes. Shareholders receiving Social Security benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income.

     The Funds will mail to each of their shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. Each Fund will report to its shareholders the percentage and source of income earned on tax-exempt obligations held by it during the preceding year. An exemption from federal income tax may not result in similar exemptions under the laws of a particular state or local taxing authority.

     Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users; such persons should consult their tax advisors before investing in the Funds.

OPERATION OF THE FUNDS
----------------------

     The Funds are diversified series of Countrywide Tax-Free Trust, an open-end management investment company organized as a Massachusetts business trust on April 13, 1981. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

     The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Funds' investments and their business affairs. The Adviser was organized in 1974 and is also the investment adviser to four other series of the Trust, six series of Countrywide Investment Trust and four series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Each Fund pays the Adviser a fee equal to the annual rate of .5% of the average value of its daily net assets up to $100 million; .45% of such assets from $100 million to $200 million; .4% of such assets from $200 million to $300 million; and .375% of such assets in excess of $300 million.

     John J. Goetz, the Chief Investment Officer of the Adviser, is primarily responsible for managing the portfolio of each Fund. Mr. Goetz has been employed by the Adviser in various capacities since 1981 and has been managing each Fund's portfolio since October 1986.

     The Adviser serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. The officers of the Trust are also officers of the Adviser.

     The Funds are responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Funds' shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Funds, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Funds may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

     The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Funds' transfer agent, dividend paying agent and shareholder service agent.

     The Transfer Agent also provides accounting and pricing services to the Funds. The Transfer Agent receives a monthly fee from each Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Funds. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Funds) pays the Transfer Agent a fee for these administrative services.

     Consistent with the rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds. Subject to the requirements of the

Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

     Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of the Tax-Free Intermediate Term Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------

     CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund have adopted a plan of distribution (the "Class A Plan") under which such shares may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

     Pursuant to the Class A Plan, the Funds may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of shares of the Funds. For the fiscal year ended June 30, 1998, the Tax-Free Money Fund and Class A shares of the Tax-Free Intermediate Term Fund paid $9,000 and $68,158, respectively, to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

     The annual limitation for payment of expenses pursuant to the Class A Plan is .25% of the Tax-Free Money Fund's average daily net assets and .25% of the Tax-Free Intermediate Term Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A Plan is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class A Plan terminates.

     CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Tax-Free Intermediate Term Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of such shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

     Pursuant to the Class C Plan, the Tax-Free Intermediate Term Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of Class C shares. For the fiscal year ended June 30, 1998, Class C shares of the Tax-Free Intermediate Term Fund paid $32,842 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

     Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Tax-Free Intermediate Term Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class C Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to
 .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     GENERAL. Pursuant to the Plans, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

     The National Association of Securities Dealers places certain limitations on asset-based sales charges of mutual funds. These limitations require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     On each day that the Trust is open for business, the share price (net asset value) of the Tax-Free Money Fund's shares is determined as of 12:00 noon and 4:00 p.m., Eastern time. The public offering price (net asset value plus applicable sales load) of Class A and Class C shares of the Tax-Free Intermediate Term Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     The Tax-Free Money Fund's portfolio securities are valued on an amortized cost basis. In connection with the use of the amortized cost method of valuation, the Tax-Free Money Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities having remaining maturities of thirteen months or less and invests only in securities determined by the Board of Trustees to meet the Fund's quality standards and to present minimal credit risks. Other assets of the Fund are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. It is anticipated, but there is no assurance, that the use of the amortized cost method of valuation will enable the Tax-Free Money Fund to maintain a stable net asset value per share of $1.

     Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Tax-Free Intermediate Term Fund for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities. If, in the Adviser's opinion, the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion as to the price that a willing buyer would pay for the security. All other securities (and other assets) of the Fund for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Tax-Free Intermediate Term Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Tax-Free Money Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Tax-Free Money Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. In addition, the Tax-Free Money Fund may advertise together with its "current yield" or "effective yield" a tax-equivalent "current yield" or "effective yield" which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's "current yield" or "effective yield."

     From time to time, the Tax-Free Intermediate Term Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     The "average annual total return" of the Tax-Free Intermediate Term Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Tax-Free Intermediate Term Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     The "yield" of the Tax-Free Intermediate Term Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. In addition, the Tax-Free Intermediate Term Fund may advertise together with its "yield" a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's "yield."

     From time to time, the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, FORTUNE or MORNINGSTAR MUTUAL FUND VALUES. The Funds may also compare their performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Lipper, or recognized indicators. In connection with a ranking, the Funds may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. Each Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

     Further information about the Tax-Free Intermediate Term Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

Account Application (check appropriate Fund)                                    ACCOUNT NO.  ____________________________
                                                                                               (For Fund Use Only)
Please mail account application to:
Countrywide Fund Services, Inc.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
[  ] Tax-Free Money Fund (2)            $________________             Home Office Address:____________________________
[  ] Tax-Free Intermediate Term
     Fund-A Shares (3)                  $________________             Branch Address:_________________________________
[  ] Tax-Free Intermediate Term         $________________             Rep Name & No.:_________________________________
     Fund-C Shares (16)                                               Rep Signature:__________________________________

___________________________________________________________________________________________________________________
Initial Investment of $_____________

[  ]  Check or draft enclosed payable to the Fund(s) designated above.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax I.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash
                         [ ] By Check        [  ] By ACH to my bank checking or savings account.  Please attach a voided check.
--------------------------------------------------------------------------------------------------------------------------------
REDUCED SALES CHARGES (TAX FREE INTERMEDIATE TERM FUND'S CLASS A SHARES ONLY)
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your
Letter of Intent.)

[  ] I agree to the Letter of Intent in the current Prospectus of Countrywide Tax-Free Trust.  Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________
19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of
Countrywide Investments at least equal to (check appropriate box):
[  ] $50,000         [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT SECURITY
For increased security, Countrywide Fund Services, Inc. requires that you establish a Personal Identification Number  [ ][ ][ ][ ]
(PIN).  You will need to use this PIN when requesting account information and placing transactions.  For institutional accounts, please use a four digit number.  For retail accounts, please use the first four letters of your mother's maiden name.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AND TIN CERTIFICATION
I certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein.  The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide
Fund Services, Inc., Countrywide Tax-Free Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund
Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  I certify under the penalities of perjury that (1) the Social
Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding.  The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.  The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding).  [  ]


___________________________________     __________________________________
Applicant             Date              Joint Applicant            Date

___________________________________     ___________________________________
Other Authorized Signatory  Date        Other Authorized Signatory  Date

NOTE:  Corporations, trusts and other organizations must provide a copy of the resolution form on the reverse side.
Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files.  Any modification of the information contained in this section will require an Amendment to this Application Form.
[  ] New Application  [  ] Amendment to previous Application dated ________ Account  No. _______________
Name of Registered Owner ________________________________________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner.  Any ____ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Countrywide Tax-Free
Trust for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

       Name                         Title                     Signature

___________________           ____________________           ___________________

___________________           ____________________           ___________________

___________________           ____________________           ___________________

COUNTRYWIDE TAX-FREE TRUST, or any agent of the Trust may, without inquiry, rely upon the instruction of any person(s)
purporting to be an authorized person named above, or in any Amendment received by the Trust or its agent.  The Trust and its Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
--------------------------------------------------------------------------------------------------------------------------------

                                     SPECIAL INSTRUCTIONS

REDEMPTION INSTRUCTIONS
I understand that the telephone redemption privilege is automatically available to me unless I indicate otherwise below.
(See the prospectus for limitations on this option.)
[  ] I do not wish to have the telephone redemption privilege on my account.
REDEMPTION OPTIONS
[  ] Please mail redemption proceeds to the name and address of record.
[  ] Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $1,000 and an
     $8.00 fee.  For wire redemptions please attach a voided check from the account below).
[  ] Checkwriting - Call 1-800-543-0407 for checkwriting application and signature card.

AUTOMATIC INVESTMENT (For Automatic Investment please attach a voided check from the account below.)
Please purchase shares of the Fund by withdrawing from the commercial bank account below, per the instructions below:
Amount $_________(minimum $50)

______________________________ is hereby authorized to charge to my account the bank draft amount here indicated.  I understand the payment of this draft is subject to all provisions of the contract as stated on my bank account signature card.
Please make my automatice investment on:
[ ] the last business day of each month    [ ] the 15th day of each month  [ ] both the 15th and last business day

_________________________________________________________________
(Signature as your name appears on the bank account to be drafted)

Name as it appears on the account __________________________________________________

Commerical bank account #___________________________________________________________

ABA Routing #_______________________________________________________________________

City, State and Zip in which bank is located _______________________________________

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.  CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment;
your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund(s))
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):  Please indicate which Fund:   [  ] Tax Free Money Fund
                                                                                [  ] Tax Free Intermediate Term Fund

[  ] Monthly - Withdrawals will be made on the last business day of each month.
[  ] Quarterly - Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually - Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Countrywide account number:  ___ ___ _  ___ ___ ___  ___
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
     I understand that the transfer will be completed in two to three business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

COUNTRYWIDE TAX-FREE TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati:  513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
H. Jerome Lerner
Robert H. Leshner
Howard J. Levine
Angelo R. Mozilo
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
-------------------
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050


[logo]COUNTRYWIDE
      INVESTMENTS

312 Walnut Street
Cincinnati, Ohio 45202
www.countrywideinvestments.com

(C)1999 Countrywide Investments, Inc. Trade/Service marks are the property of Countrywide Credit Industries, Inc. and/or its subsidiaries.

                                                        Tax-Exempt

                                                        PROSPECTUS

                                  Ohio Insured
                                  Tax-Free Fund

                                                        November 1, 1998
                                                        (Revised August 1, 1999)

                                                         [logo] COUNTRYWIDE
                                                               INVESTMENTS

                                                         PROSPECTUS
                                                         November 1, 1998
                                                        (Revised August 1, 1999)

                           COUNTRYWIDE TAX-FREE TRUST
                          312 WALNUT STREET, 21ST FLOOR
                           CINCINNATI, OHIO 45202-4094
                                  800-543-0407

                           OHIO INSURED TAX-FREE FUND
                           --------------------------

     The Ohio Insured Tax-Free Fund (the "Fund"), a separate series of Countrywide Tax-Free Trust, seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. Insurance does not guarantee the value of the Fund's shares. See "Investment Objective and Policies
- Insurance."

     THE FUND IS A NON-DIVERSIFIED SERIES AND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER. THEREFORE, AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MUTUAL FUNDS. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Countrywide   Investments,   Inc.  (the   "Adviser")   manages  the  Fund's
investments and its business affairs.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated November 1, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling the above number.

     For further information or assistance in opening an account, please contact your broker, or call us at the above number.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------

Expense Information.......................................................
Financial Highlights......................................................
Investment Objective and Policies.........................................
How to Purchase Shares....................................................
Shareholder Services......................................................
How to Redeem Shares......................................................
Exchange Privilege........................................................
Dividends and Distributions...............................................
Taxes.....................................................................
Operation of the Fund.....................................................
Distribution Plans........................................................
Calculation of Share Price and Public Offering Price......................
Performance Information...................................................


     No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

EXPENSE INFORMATION                                       Class A     Class C
                                                          Shares      Shares
                                                          ------      ------
Shareholder Transaction Expenses
--------------------------------
     Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)                   4.75%      1.25%
     Maximum Contingent Deferred Sales Load
     (as a percentage of original purchase price)           None*     1.00%
     Sales Load Imposed on Reinvested Dividends             None       None
     Exchange Fee                                           None       None
     Redemption Fee                                         None**     None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of 1% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------
                                                          Class A     Class C
                                                          Shares      Shares
                                                          ------      ------
Management Fees                                             .50%        .50%
12b-1 Fees(A)                                               .03%        .56%
Other Expenses                                              .22%        .44%
                                                           -----       -----
Total Fund Operating Expenses                               .75%       1.50%
                                                           =====       =====

(A) Class A shares may incur 12b-1 fees in an amount up to .25% of average net assets and Class C shares may incur 12b-1 fees in an amount up to 1.00% of average net assets. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

     The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Example
-------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                1 Year       3 Years       5 Years      10 Years
                                ------       -------       -------      --------
     Class A Shares. . . . . .   $55           $70           $87          $136
     Class C Shares. . . . . .   $38           $59           $93          $189

FINANCIAL HIGHLIGHTS
--------------------

     The following information, which has been audited by Arthur Andersen LLP, is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of June 30, 1998 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling Countrywide Fund Services, Inc. (Nationwide call toll-free 800-543-0407, in Cincinnati call 629-2050) or by writing to the Trust at the address on the front of this Prospectus.

===================================================================================================================
                                                   Per Share Data for a Share Outstanding Throughout Each Year
===================================================================================================================
                                                              CLASS A
                                                        Year Ended June 30,

                               1998     1997     1996     1995     1994     1993     1992     1991     1990     1989
------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of year.          $12.22    11.97   $11.99    $11.74   $12.41   $11.67   $11.13   $10.96   $11.11    $10.85
                              ------   -------   -------   ------  ------   -------  ------   ------   ------    ------
Income from investment
  operations:
  Net investment income.....    0.61     0.61      0.62     0.63      0.61     0.65     0.70     0.68      0.74     0.76
  Net realized and
  unrealized gains (losses)
   on investments...........    0.23     0.25     (0.02)    0.25     (0.64)    0.74     0.54     0.17     (0.15)    0.26
                               ------   -------   -------   ------   ------   ------    -----     -----    -----   ------
Total from investment
  operations ...............    0.84     0.86      0.60     0.88     (0.03)    1.39     1.24     0.85      0.59     1.02
                               -----     -----     -----     ------   ----     -----    -----     ----     ----     ----
Less distributions:
  Dividends from net
  investment income........... (0.61)   (0.61)    (0.62)   (0.63)    (0.61)   (0.65)   (0.70)   (0.68)    (0.74)   (0.76)
  Distributions from net
  realized gains............   (0.08)      -         -       -       (0.03)      -        -        -        -        -
                               ------    ------   ------    ------   ------   ------   ------    -----    -----    ------
Total distributions........... (0.69)   (0.61)    (0.62)   (0.63)    (0.64)   (0.65)   (0.70)   (0.68)    (0.74)  (0.76)
                               ------    ------   ------    ------   ------   ------   -------   ------   ------   ------
Net asset value at
  end of year...............  $12.37   $12.22   $11.97   $11.99     $11.74   $12.41   $11.67    $11.13    $10.96   $11.11
                              ======   ======    ======    ======   ======    ======   ======   ======    ======   ======

Total return(A)...........      7.03%    7.36%    5.05%    7.75%    (0.41%)   12.24%   11.55%     7.98%     5.53%   9.75%
                                =====    =====   ======    ======    ======   ======    =====     =====     =====   =====
Net assets at
 end of year (000's)........   $69,289  $70,816   $75,938   $71,393  $79,889   $81,101  $49,288  $20,791   $16,928  $17,741
                               =======   =======   =======  =======   =======  =======   ======   ========  =======  ======
Ratio of expenses to average
  net assets(B).........         0.75%    0.75%     0.75%   0.75%     0.75%     0.75%    0.60%     1.07%    1.02%    1.15%

Ratio of net investment
  income to average
  net assets...............       4.95%   5.05%     5.12%    5.35%    4.94%    5.35%     6.10%     6.14%     6.74%    6.96%

Portfolio turnover rate......       41%     33%       46%      29%      45%      15%        3%       86%       29%     49%

(A)The total returns shown exclude the effect of applicable sales loads.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77%, 0.77% and 1.07% for the years ended June 30, 1995, 1992 and 1990, respectively.

                                                Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================
                                                              CLASS C

                                                                                                         Period
                                                                          Year Ended June 30,            Ended
                                                        ---------------------------------------------    June 30,
                                                         1998     1997       1996          1995          1994(A)

Net asset value at beginning of period.................$12.22    $ 11.97      $ 12.00       $ 11.74      $ 12.62
                                                       -------   -------      -------       -------      -------

Income from investment operations:
   Net investment income................................ 0.52     0.53          0.56          0.57         0.36
   Net realized and unrealized gains                     0.23     0.25         (0.03)         0.26        (0.85)
     (losses) on investments                            ------   ------        ------       -------       -------
Total from investment operations.......................  0.75     0.78          0.53          0.83        (0.49)
                                                        ------  -------       --------      --------     --------
Less distributions:
   Dividends from net investment income...............  (0.52)   (0.53)        (0.56)        (0.57)       (0.36)
   Distributions from net realized gains................(0.08)       -             -             -        (0.03)
                                                        ------  -------       --------       --------    --------

Total distributions.....................................(0.60)   (0.53)        (0.56)        (0.57)       (0.39)
                                                        ------  -------       ---------      ---------    --------

Net asset value at end of period........................$12.37  $ 12.22      $ 11.97      $  12.00       $ 11.74
                                                        ======  =======      =======      =========      ========

Total return(B) ........................................  6.24%    6.65%       4.44%         7.31%        (6.05%)(D)
                                                         ======  =======       =====        =======       =======

Net assets at end of period (000's).....................$5,215  $4,639        $ 3,972      $  4,165        $ 2,659
                                                        ======  =======      =========       ========      =======


Ratio of expenses to average net assets(C) .............  1.50%   1.42%         1.25%         1.25%        1.22% (D)

Ratio of net investment income to average net assets....  4.20%   4.37%         4.62%         4.84%        4.09% (D)

Portfolio turnover rate.................................   41%      33%           46%           29%          45% (D)

(A) Represents the period from the initial offering of Class C shares (November 1, 1993) through June 30, 1994.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(D) for the periods ended June 30, 1995 and 1994, respectively.
(D) Annualized.

                                                          - 5 -

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------

     The Fund is a series of Countrywide Tax-Free Trust (the "Trust"). The Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     The Fund seeks to achieve its investment objective by investing primarily in investment grade, long-term Ohio Obligations (described below) that are insured as to the timely payment of principal and interest. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in Ohio Obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligation at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. In the event of a default on an insured obligation, the insurer is required to make payments of interest and principal, when due, to the Fund. Insurance does not guarantee the market value of the obligations or the value of the shares of the Fund. The Fund also may own uninsured Ohio Obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio Obligations which are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio Obligations. The Board of Trustees may terminate the practice of investing in insured obligations if it determines that such practice is not in the best interests of the Fund's shareholders. For a further discussion of the types of insurance available to the Fund, see "Insurance."

     The Fund invests in Ohio Obligations and other securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Ratings Group (AAA, AA, A or BBB) or Fitch Investors Services, Inc. (AAA, AA, A or BBB), or unrated securities determined by the Adviser to be of comparable quality. While securities in these categories are generally accepted as being of investment grade, the fourth highest grade is considered to be a medium grade and has speculative characteristics even though it is regarded as having adequate capacity to pay interest and repay principal.

     It is anticipated that under normal circumstances the Fund's dollar-weighted average maturity will be more than fifteen years, although the Fund may invest in securities of any maturity, including tax-exempt notes and commercial paper determined by the Adviser to meet the Fund's quality standards. The Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG
3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by Standard & Poor's (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), Standard & Poor's (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2). The Statement of Additional Information contains a description of tax-exempt notes and commercial paper and a description of Moody's, Standard & Poor's and Fitch ratings. If the Adviser determines that the market conditions warrant a shorter dollar-weighted average maturity, the Fund's investments will be adjusted accordingly, but not so as to reduce the Fund's dollar-weighted average maturity below ten years.

     It is a fundamental policy that under normal market conditions the Fund's assets will be invested so that at least 80% of the annual income of the Fund will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This policy may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. The term "majority" of the outstanding shares means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     The Fund may, from time to time, invest in other short-term, high-quality obligations for temporary defensive purposes (subject to the fundamental policy that under normal market conditions the assets of the Fund will be invested so that at least 80% of its annual income is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax). These include, but are not limited to, obligations the interest on which is exempt from federal, but not Ohio, income tax and taxable obligations such as certificates of deposit and other bank debt instruments, commercial paper, obligations issued by the U.S. Government or any of its agencies or instrumentalities and repurchase agreements. Except for temporary defensive purposes, the Fund's assets will be invested so that no more than 20% of the Fund's annual income will be subject to federal income tax. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its net assets will be invested in any one type of taxable obligation. Taxable obligations are more fully described in the Statement of Additional Information. The Fund may invest in these other short-term obligations, for example, due to market conditions under which Ohio Obligations are temporarily unavailable for purchase or available only in limited amounts, or pending investment of proceeds of sales of shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. The Fund reserves the right to hold cash reserves as the Adviser deems necessary for temporary defensive purposes. Although interest earned on these short-term obligations is taxable as ordinary income for federal and/or Ohio income tax purposes, the Fund intends to minimize taxable income through investment, when possible, in other available securities exempt from federal and/or Ohio income taxes, including shares of investment companies whose dividends are tax-exempt. The Fund may invest up to 10% of its total assets in shares of other investment companies. Investments by the Fund in shares of other investment companies may result in duplication of sales loads and advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

     Ohio Obligations
     ----------------

     Ohio Obligations are debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax, including the alternative minimum tax, and Ohio personal income tax. For purposes of this definition, Ohio Obligations include participation interests in Ohio Obligations and shares of an investment company which invests its assets so that at least 80% of its annual income is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. Ohio Obligations are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Ohio Obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. The Statement of Additional Information contains a description of tax-exempt bonds, notes and commercial paper.

     The two principal classifications of Ohio Obligations are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility, and therefore investments in these bonds have more potential risk. The Fund's ability to achieve its investment objective depends to a great extent on the ability of these various issuers to meet their scheduled payments of principal and interest on obligations which are not insured. Tax-exempt notes generally are used to provide short-term capital needs and generally have maturities of one year or less. The tax-exempt notes in which the Fund may invest are tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs, RANs and BANs are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales, respectively. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.

     The Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. The Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

     From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, the Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

     The Fund may purchase other types of tax-exempt obligations which may become available in the future, provided the obligations are consistent with the Fund's investment objective and policies, the Adviser believes their quality meets the Fund's quality standards, and this Prospectus has been appropriately revised to reflect the Fund's policies with respect to such obligations.

     Insurance
     ---------

     Ohio Obligations purchased by the Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

     NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. All premiums are paid in advance by the issuer or underwriter. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

     MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

     SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, the Fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

     The Fund currently intends to purchase only Ohio Obligations which are insured by the issuer of the obligation under a new issue insurance policy. In the event the Adviser makes a recommendation to purchase an obligation which is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance. The Fund will purchase insurance from, or obligations insured by, MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Guaranty Insurance Co. and Financial Security Assurance Inc. The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated AAA by Standard and Poor's or Aaa by Moody's. There can be no assurance that any insurer will be able to meet its obligations under an insurance policy.

     Risk Factors
     ------------

     The market value of investments available to the Fund, and therefore the Fund's yield and net asset value, will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors beyond the control of the Adviser. The Fund's portfolio securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. In addition, in instances where a security is not insured, the financial condition of an issuer or adverse changes in general economic conditions, or both, may impair the issuer's ability to make payments of interest and principal. There is no limit on the percentage of a single issue of tax-exempt obligations that the Fund may own. If the Fund holds a significant portion of the obligations of an issuer, there may not be a readily available market for the obligations. Reduced diversification could involve an increased risk to the Fund should an issuer of an uninsured obligation be unable to make interest or principal payments or should the market value of Ohio Obligations decline.

     The Fund may purchase Ohio Obligations which are rated at the time of purchase within the four highest grades assigned by Moody's, Standard & Poor's or Fitch. Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event a security's rating is reduced below the Fund's minimum requirements, the Fund will sell the security, subject to market conditions and the Adviser's assessment of the most opportune time for sale. Although lower rated securities will generally provide higher yields than higher rated securities of similar maturities, they are subject to a greater degree of market fluctuation. Ohio Obligations rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. In management's opinion, however, the risk involved in investing in these Baa or BBB rated obligations will be substantially reduced by insurance. In addition, Ohio Obligations with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. While insurance minimizes the risks to the Fund by protecting against loss from defaults by the issuer, it does not protect against market fluctuation. Consequently, investors in the Fund should be aware that there is a possibility of greater fluctuation in the Fund's net asset value.

     There are also risks of reduced diversification because the Fund invests primarily in obligations of issuers within a single state. The Fund is more likely to invest its assets in the securities of fewer issuers because of the relatively smaller number of issuers of Ohio Obligations. The Fund's performance is closely tied to conditions within the State of Ohio and to the financial condition of the State and its authorities and municipalities. The economy in the State of Ohio, once reliant upon durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances, has diversified since the 1980's. This has brought the State's employment mix more in line with that of the nation, although manufacturing is still above the national average, at 20.7% of employment in 1996, versus 15.3% for the nation. Statewide employment levels continue to increase, with total employment in 1997 up 2.4% over the prior year. Ohio's unemployment rate since 1991 has remained below that of the nation. Although manufacturing is expected to slow in the future, growth in non-manufacturing output and employment, led by the financial services, distribution and trade sectors, has contributed to greater stability. Other key factors which have contributed to Ohio's ongoing strong economic performance include strong export activity, a stable real estate market and a stable banking/financial services industry. While Ohio has in the past experienced budget shortfalls due to weak revenue results and higher-than-budgeted human services expenditures, improved economic performance and sound financial management have enabled the State to accumulate sizable financial reserves. The State has posted consistently strong operating results over the past four fiscal years. Fiscal 1997 ended with tax receipts $334.7 million ahead of estimates and total spending $727.3 million below estimates, primarily in the human services areas of Medicaid and welfare. Combined reserves in the general revenue fund exceeded $2.3 billion at June 30, 1997, or 13% of the general revenue fund's $17.6 billion fiscal 1997 budget. Although revenue obligations of the State of Ohio or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic and political developments and the resulting impact on state and local governmental finances will not adversely affect the market values and marketability of the Ohio Obligations held by the Fund or the ability of a specific issuer to make interest or principal payments.

     The Fund is a non-diversified fund under the Investment Company Act of 1940. Thus, its investments may be more concentrated in fewer issuers than those of a diversified fund. This concentration may cause greater fluctuation in the Fund's net asset value. As the Fund intends to comply with Subchapter M of the Internal Revenue Code, it may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer. With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in one issuer.

     Certain provisions in the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal obligations qualifying for federal tax exemptions. Shareholders should consult their tax advisors concerning the effect of these provisions on an investment in the Fund. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of municipal obligations for investment by the Fund so as to adversely affect its shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of municipal obligation as taxable, the Fund would treat such security as a permissible taxable investment within the applicable limits set forth herein.

     Other Investment Techniques
     ---------------------------

     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     PARTICIPATION INTERESTS. The Fund may purchase participation interests in tax-exempt obligations owned by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation and provides that the holder may demand repurchase within a specified period. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. Participation interests will be purchased only if, in the opinion of counsel to the issuer, interest income on the participation interests will be tax-exempt when distributed as dividends to shareholders. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of its participation interest in the tax-exempt obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the obligation, as needed to provide liquidity to meet redemptions, or to maintain a high-quality investment portfolio. The Fund will not invest more than 10% of its net assets in participation interests that do not have this demand feature and all other illiquid securities.

     FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may invest in floating or variable rate tax-exempt obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes.

Variable rate obligations have an interest rate which is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. The Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit the Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. The Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which the Fund cannot exercise the demand feature on not more than seven days' notice if the Adviser, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If the Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets the Fund's quality standards, the Adviser will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

     INVERSE FLOATING OBLIGATIONS. The Fund may invest in securities representing interests in tax-exempt obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term tax-exempt obligations or an index of short-term tax-exempt obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term tax-exempt obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market value of fixed-rate tax-exempt obligations.

     WHEN-ISSUED OBLIGATIONS. The Fund may invest in when-issued tax-exempt obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. The Fund will maintain a segregated account with its Custodian of cash or liquid securities, marked to market daily, in an amount equal to its when-issued commitments. Because these transactions are subject to market fluctuations, a significant commitment to when-issued purchases could result in greater fluctuation of the Fund's net asset value. The Fund will only make commitments to purchase when-issued obligations with the intention of actually acquiring the obligations and not for the purpose of investment leverage.

     LENDING PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. The Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by the Fund without the affirmative vote of a majority of its outstanding shares.

     OBLIGATIONS WITH PUTS ATTACHED. The Fund may purchase tax-exempt obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." The Fund may purchase tax-exempt obligations with puts attached from banks and broker-dealers. The Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on tax-exempt obligations, the price which the Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. The Fund intends to purchase such obligations only from sellers deemed by the Adviser, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by the Fund will not exceed 10% of its net assets.

     LEASE OBLIGATIONS. The Fund may invest in tax-exempt obligations that constitute participations in lease obligations or installment purchase contract obligations ("lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by not investing more than 10% of its net assets in lease obligations if the Adviser determines that there is no secondary market available for these obligations and all other illiquid securities, and by only investing in "non-appropriation" lease obligations that meet certain criteria of the Adviser. The Fund does not intend to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Adviser, under the direction of the Board of Trustees, to be liquid. The Fund will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Adviser, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

     SECURITIES WITH LIMITED MARKETABILITY. The Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to the demand feature described above; floating and variable rate obligations as to which the Fund cannot exercise the related demand feature described above and as to which there is no secondary market; lease obligations for which there is no secondary market; and repurchase agreements not terminable within seven days.

     BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Fund will not make any additional purchases of portfolio securities while borrowings are outstanding. Borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Fund will limit its borrowings as described above. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

     PORTFOLIO TURNOVER. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. High turnover involves correspondingly greater commission expenses and transaction costs and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $1,000. However, the minimum initial investment in Class A shares for employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, is $50. You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Adviser"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Ohio Insured Tax-Free Fund." An account application is included in this Prospectus.

     The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust and the Adviser reserve the right to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges) made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

     OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the Fund.

     Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free
800-543-0407; in Cincinnati call 629- 2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

     SALES LOAD ALTERNATIVES
     -----------------------

     The Fund offers two classes of shares which may be purchased at the election of the purchaser. The two classes of shares each represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the incremental expenses associated with the distribution fee. See "Distribution Plans." Shares of the Fund purchased prior to November 1, 1993 are Class A shares.

     The Fund's alternative sales arrangements permit investors to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold his shares, the quality and scope of the value-added services provided by financial advisers who may work with a particular sales load structure by way of compensation for their services, and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur a higher front-end sales load and be subject to lower ongoing charges, as discussed below, or to have more of the initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges. A salesperson or any other person entitled to receive any portion of a distribution fee may receive different compensation for selling Class A or Class C shares.

     As an illustration, investors who qualify for reduced sales loads as described below, might elect the Class A sales load alternative because similar sales load reductions are not available for purchases under the Class C sales load alternative. Moreover, shares acquired under the Class A sales load alternative would be subject to lower ongoing distribution fees as described below. Investors not qualifying for reduced initial sales loads who expect to maintain their investment for an extended period of time might also elect the Class A sales load alternative because over time the accumulated continuing distribution fees on Class C shares may exceed the difference in initial sales loads between Class A and Class C shares. Again, however, such investors must weigh this consideration against the fact that less of their funds will be invested initially under the Class A sales load alternative. Furthermore, the higher ongoing distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class C sales load alternative.

     Some investors might determine that it would be more advantageous to utilize the Class C sales load alternative to have more of their funds invested initially, although remaining subject to higher ongoing distribution fees and, for a one-year period, being subject to a contingent deferred sales load. For example, based on estimated fees and expenses, an investor subject to the maximum 4.75% initial sales load on Class A shares who elects to reinvest dividends in additional shares would have to hold the investment in Class A shares approximately 4 1/3 years before the 1.25% initial sales load and the accumulated ongoing distribution fees on the alternative Class C shares would exceed the initial sales load plus the accumulated ongoing distribution fees on Class A shares. In this example and assuming the investment was maintained for more than 4 1/3 years, the investor might consider purchasing Class A shares. This example does not take into account the time value of money which reduces the impact of the higher ongoing Class C distribution fees, fluctuations in net asset value or the effect of different performance assumptions.

     In determining the most appropriate sales load alternative, investors might wish to consider the services provided by their financial advisers and the compensation provided to those advisers under each such alternative. Countrywide Investments works in conjunction with many experienced and very qualified financial advisers throughout the country that may provide valuable assistance to investors by way of ongoing education, asset allocation programs, personalized financial planning reviews, or other services vital to an investor's long-term success. Countrywide Investments believes that these value-added services can greatly benefit investors through market cycles and will work diligently with an investor's chosen financial adviser. Countrywide Investments has a financial adviser referral service available, at no cost to investors, which can help them choose a financial adviser in their local area if they currently do not have one.

     In addition to the compensation otherwise paid to securities dealers, the Adviser may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds of Countrywide Investments during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

Class A Shares
--------------

     Class A shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

     The public offering price of Class A shares applicable to investors whose accounts are opened after July 31, 1999 is the next determined net asset value per share plus a sales load as shown in the following table.

                                                       Dealer
                                                       Reallowance
                                  Sales Load as % of:  as % of
                                  Public    Net        Public
                                  Offering Amount      Offering
                                  Price    Invested    Price
                                  -------  --------   --------
Less than $50,000                  4.75%      4.99%     4.00%
$ 50,000 but less than $100,000    4.50%      4.72%     3.75%
$100,000 but less than $250,000    3.50%      3.63%     2.75%
$250,000 but less than $500,000    2.95%      3.04%     2.25%
$500,000 but less than $1,000,000  2.25%      2.31%     1.75%
$1,000,000 or more                 None*      None*

     Investors whose accounts were opened prior to August 1, 1999 are subject to a different table of sales loads as follows:

                                                          Dealer
                                   Sales Load as % of: Reallowance
                                   ------------------    as % of
                                    Public      Net      Public
                                    Offering   Amount   Offering
Amount of Investment                Price    Invested     Price
--------------------                -----    --------     -----

Less than $100,000                  4.00%      4.17%      3.60%
$100,000 but less than $250,000     3.50       3.63       3.30
$250,000 but less than $500,000     2.50       2.56       2.30
$500,000 but less than $1,000,000   2.00       2.04       1.80
$1,000,000 or more                  None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of 1% may apply with respect to Class A shares if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

     Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

     For initial purchases of Class A shares of $1,000,000 or more made after October 1, 1995 and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1% of the purchase amount from the Adviser. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Fund may be aggregated with concurrent purchases of Class A shares of other funds of Countrywide Investments. Dealers should contact the Adviser concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Charge for Certain Purchases of Class A Shares" below.

     REDUCED  SALES LOAD.  A  "purchaser"  (defined  below) may use the Right of
Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Class A shares of the load funds distributed by the Adviser with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables above. Purchases made in any load fund distributed by the Adviser pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Adviser are listed in the Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

     PURCHASES AT NET ASSET VALUE. Class A shares of the Fund may be purchased at net asset value by pension and profit-sharing plans, pension funds and other company-sponsored benefit plans that (1) have plan assets of $500,000 or more, or (2) have, at the time of purchase, 100 or more eligible participants, or (3) certify that they project to have annual plan purchases of $200,000 or more, or
(4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Adviser relating to such plan.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase Class A C shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase Class A shares at net asset value.

     In addition, Class A shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Adviser, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of investment advisers may also purchase Class A shares of the Fund at net asset value if their investment adviser or broker-dealer has made arrangements to permit them to do so with the Trust. The investment adviser must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

     Associations and affinity groups and their members may purchase Class A shares of the Fund at net asset value provided that management of these groups or their financial adviser has made arrangements to permit them to do so with the Trust.

Investors or their financial adviser must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

     Employees, shareholders and customers of Countrywide Credit Industries, Inc. or any affiliated company, including members of the immediate family of such individuals, may purchase Class A shares of the Fund at net asset value.

     CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Fund (or shares into which such Class A shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Adviser and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Adviser and will be equal to 1% of the lesser of
(1) the net asset value at the time of purchase of the Class A shares being redeemed or (2) the net asset value of such Class A shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of Class A shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

     Redemptions of such Class A shares of the Fund held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such Class A shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such Class A shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such Class A shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege."

     The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

     ADDITIONAL INFORMATION. For purposes of determining the initial investment requirements and the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

Class C Shares
--------------

     Class C shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. The public offering price of Class C shares is the next determined net asset value per share plus a 1.25% front-end sales load. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

     A contingent deferred sales load is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account to fall below the total dollar amount of purchase payments subject to the deferred sales load, except that no such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or to the extent the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the deferred sales load.

     Whether a contingent deferred sales load is imposed will depend on the amount of time since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the contingent deferred sales load according to the following schedule:

                 Year Since Purchase               Contingent Deferred
                  Payment was Made                      Sales Load
                  ----------------                      ----------
                     First Year                             1%
                     Thereafter                            None

     In determining whether a contingent deferred sales load is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within one year before the redemption, then a deferred sales load at the rate of 1% will be imposed.

     The following example will illustrate the operation of the contingent deferred sales load. Assume that an individual opens an account and purchases 1,000 shares at $10 per share and that six months later the net asset value per share is $12 and, during such time, the investor has acquired 50 additional shares through reinvestment of distributions. If at such time the investor should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in the shareholder's account are aggregated, and the current value of all such shares is aggregated.

     All sales loads imposed on redemptions are paid to the Adviser. The Adviser intends to pay a commission of 2% of the purchase amount to participating brokers at the time the investor purchases Class C shares.

     The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Adviser may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

SHAREHOLDER SERVICES
--------------------

     Contact the Transfer Agent (Nationwide call toll-free 800- 543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

     Automatic Withdrawal Plan
     -------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

     Direct Deposit Plans
     --------------------

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

     Automatic Investment Plan
     -------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

     InvestPlus Plan
     ---------------

     If you are a Countrywide Home Loans mortgage holder, you may make monthly investments in the Fund by including your investment with your mortgage payment. You may write one check for the total amount.

     Reinvestment Privilege
     ----------------------

     If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load.

This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Fund on each day that the Trust is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described below, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check, government check or wire.

     A contingent deferred sales load may apply to a redemption of Class C shares or to a redemption of certain Class A shares purchased at net asset value. See "How to Purchase Shares."

     BY TELEPHONE. You may redeem shares having a value of less than $25,000 by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050). The redemption proceeds will normally be sent by mail or by wire within three business days after receipt of your telephone instructions.

     Unless you have specifically notified the Transfer Agent not to honor redemption requests by telephone, the telephone redemption privilege is automatically available to your account. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the Transfer Agent to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

     The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

     Neither the Trust, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

     BY MAIL. You may redeem any number of shares from your account by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any of the eligible guarantor institutions outlined above. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

     Written redemption requests may also direct that the proceeds be deposited directly in a domestic bank or brokerage account designated on your account application for telephone redemptions. Proceeds of redemptions requested by mail are normally mailed within three business days following receipt of instructions in proper form.

     THROUGH BROKER-DEALERS. You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     ADDITIONAL REDEMPTION INFORMATION. If your instructions request a redemption by wire, the proceeds will be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application and you will be charged an $8 processing fee. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

     If a certificate for the shares was issued to you, you will not be permitted to redeem or exchange shares by telephone or to use the automatic withdrawal plan as to those shares. In order to redeem such shares, the certificate must be delivered to the Transfer Agent, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

     At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than the minimum amount required by the Trust for your account (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

     The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------

     Shares of the Fund and of any other fund of Countrywide Investments may be exchanged for each other.

     Class A shares of the Fund which are not subject to a contingent deferred sales load may be exchanged for Class A shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load).

     Class C shares of the Fund, as well as Class A shares of the Fund subject to a contingent deferred sales load, may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

     A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

     The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust               Countrywide Strategic Trust
--------------------------               ---------------------------
 Tax-Free Money Fund                     *Equity Fund
 Ohio Tax-Free Money Fund                *Utility Fund
 California Tax-Free Money Fund          *Aggressive Growth Fund
 Florida Tax-Free Money Fund             *Growth/Value Fund
*Tax-Free Intermediate Term Fund
*Ohio Insured Tax-Free Fund              Countrywide Investment Trust
                                         ----------------------------
                                          Short Term Government Income Fund
                                          Institutional Government Income Fund
                                          Money Market Fund
                                          Adjustable Rate U.S. Government
                                            Securities Fund
                                         *Intermediate Bond Fund
                                         *Intermediate Term Government Income
                                            Fund

     You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

     Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     All of the net investment income of the Fund is declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The Fund will, at the time dividends are paid, designate as tax-exempt the same percentage of the distribution as the actual tax-exempt income earned during the period covered by the distribution bore to total income earned during the period; the percentage of the distribution which is tax-exempt may vary from distribution to distribution.

     Distributions are paid according to one of the following options:

     Share Option -   income   distributions  and  capital  gains  distributions
                      reinvested in additional shares.

     Income Option -  income   distributions   and   short-term   capital  gains
                      distributions  paid  in  cash;   long-term  capital  gains
                      distributions reinvested in additional shares.

     Cash Option -    income  distributions and capital gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed dividend checks.

     An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
-----

     The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund also intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

     The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. For federal income tax purposes, a shareholder's proportionate share of taxable distributions from the Fund's net investment income as well as from net realized short-term capital gains, if any, is taxable as ordinary income. Since the Fund's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations.

     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 20% with respect to assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

     Dividends received from the Fund that are exempt from federal income tax are exempt from the Ohio personal income tax and the net income base of the Ohio corporation franchise tax to the extent derived from interest on Ohio Obligations. However, shares of the Fund will be included in the computation of the Ohio corporation franchise tax on the net worth basis. Distributions received from the Fund are generally not subject to Ohio municipal income taxation.

     Issuers of tax-exempt securities issued after August 31, 1986 are required to comply with various restrictions on the use and investment of proceeds of sales of the securities. Any failure by the issuer to comply with these restrictions would cause interest on such securities to become taxable to the security holders as of the date the securities were issued.

     Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Fund may invest in such "specified private activity bonds" subject to the requirement that it invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Fund may be a tax preference for corporate investors.

     Redemptions and exchanges of shares of the Fund are taxable events on which a shareholder may realize a gain or loss. If a shareholder buys shares of the Fund and sells them at a loss within six months, any loss will be disallowed for federal and Ohio income tax purposes to the extent of the exempt-interest dividends received on such shares. Any loss realized upon the sale of shares of the Fund within six months from the date of their purchase will be treated as a long-term capital loss to the extent of amounts treated as distributions of net realized long-term capital gains during such six month period. In addition, shareholders should be aware that interest on indebtedness incurred to purchase or carry shares of the Fund is not deductible for federal income tax purposes. Shareholders receiving Social Security benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income.

     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. The Fund will report to its shareholders the percentage and source of income earned on tax-exempt obligations held by it during the preceding year. An exemption from federal income tax and Ohio personal income tax may not result in similar exemptions under the laws of a particular state or local taxing authority.

     Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users; such persons should consult their tax advisors before investing in the Fund.

OPERATION OF THE FUND
---------------------

     The Fund is a non-diversified series of Countrywide Tax-Free Trust, an open-end management investment company organized as a Massachusetts business trust on April 13, 1981. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

     The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio 45202 (the "Adviser"), to manage the Fund's investments and its business affairs. The Adviser was organized in 1974 and is also the investment adviser to five other series of the Trust, six series of Countrywide Investment Trust and four series of Countrywide Strategic Trust. The Adviser is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. The Fund pays the Adviser a fee equal to the annual rate of
 .5% of the average value of its daily net assets up to $100 million; .45% of such assets from $100 million to $200 million; .4% of such assets from $200 million to $300 million; and .375% of such assets in excess of $300 million.

     John J. Goetz, the Chief Investment Officer of the Adviser, is primarily responsible for managing the portfolio of the Fund. Mr. Goetz has been employed by the Adviser in various capacities since 1981 and has been managing the Fund's portfolio since October 1986.

     The Adviser serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. The officers of the Trust are also officers of the Adviser.

     The Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

     The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

     The Transfer Agent also provides accounting and pricing services to the Fund. The Transfer Agent receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, the Transfer Agent has been retained by the Adviser to assist the Adviser in providing administrative services to the Fund. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Adviser (not the Fund) pays the Transfer Agent a fee for these administrative services.

     Consistent with the rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

     Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of the Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1 (see "Distribution Plans"). When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLANS
------------------

     CLASS A SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class A Plan") under which the Class A shares may directly incur or reimburse the Adviser for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer
Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

     Pursuant to the Class A Plan, the Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of Class A shares. For the fiscal year ended June 30, 1998, Class A shares of the Fund paid $14,149 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

     The annual limitation for payment of expenses pursuant to the Class A Plan is .25% of the Fund's average daily net assets allocable to Class A shares. Unreimbursed expenditures will not be carried over from year to year. In the event the Class A Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class A Plan terminates.

     CLASS C SHARES. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Class C Plan") which provides for two categories of payments. First, the Class C Plan provides for the payment to the Adviser of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other dealers based on the average value of such shares owned by clients of such dealers. In addition, the Class C shares may directly incur or reimburse the Adviser in an amount not to exceed .75% per annum of the Fund's average daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the Fund's Class C shares, including payments to securities dealers and others who are engaged in the sale of such shares and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of such shares.

     Pursuant to the Class C Plan, the Fund may make payments to dealers and other persons, including the Adviser and its affiliates, who may be advising investors regarding the purchase, sale or retention of Class C shares. For the fiscal year ended June 30, 1998, Class C shares of the Fund paid $28,799 to the Adviser to reimburse it for payments made to dealers and other persons who may be advising shareholders in this regard.

     Unreimbursed expenditures will not be carried over from year to year. In the event the Class C Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Class C Plan terminates. The Adviser may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     GENERAL. Pursuant to the Plans, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     The National Association of Securities Dealers places certain limitations on asset-based sales charges of mutual funds. These limitations require fund-level accounting in which all sales charges - front-end load, 12b-1 fees or contingent deferred load - terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of Class A and Class C shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Tax-exempt portfolio securities are valued for the Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities. If, in the Adviser's opinion, the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion as to the price that a willing buyer would pay for the security. All other securities (and other assets) of the Fund for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Total return and yield are computed separately for Class A and Class C shares. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

     The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. In addition, the Fund may advertise together with its "yield" a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's "yield."

     From time to time, the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, FORTUNE or MORNINGSTAR MUTUAL FUND VALUES. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

     Further information about the Fund's performance is contained in the Trust's annual report which can be obtained by shareholders at no charge by calling the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) or by writing to the Trust at the address on the front of this Prospectus.

                                                                                ACCOUNT NO.  ____________________________
                                                                                               (For Fund Use Only)
Please mail account application to:
Countrywide Fund Services, Inc.
P.O. Box 5354                                                         FOR BROKER/DEALER USE ONLY
Cincinnati, Ohio 45201-5354                                           Firm Name:______________________________________
     OHIO INSURED TAX-FREE FUND                                  _    Home Office Address:____________________________
                                                                      Branch Address:_________________________________
[  ]  A Shares (9)                           $____________________    Rep Name & No.:_________________________________
[  ]  C Shares (14)                          $____________________    Rep Signature:__________________________________

___________________________________________________________________________________________________________________
Initial Investment of $_____________

[  ]  Check or draft enclosed payable to the Fund.

[  ]  Bank Wire From: _________________________________________________________________________________________________

[  ]  Exchange From: _________________________________________________________________________________________________
                    (Fund Name)                                       (Fund Account Number)

Account Name                                                          S.S. #/Tax I.D.#

_________________________________________________________________     _________________________________________________
Name of Individual, Corporation, Organization, or Minor, etc.         (In case of custodial account
                                                                       please list minor's S.S.#)

_________________________________________________________________     Citizenship:   [  ]  U.S.
Name of Joint Tenant, Partner, Custodian                                             [  ]  Other ______________________

Address                                                               Phone

_________________________________________________________________     (_____)__________________________________________
Street or P.O. Box                                                    Business Phone

_________________________________________________________________     (_____)__________________________________________
City                                    State          Zip            Home Phone

Check Appropriate Box:   [  ] Individual     [  ] Joint Tenant (Right of survivorship presumed)     [  ] Partnership
[  ] Corporation    [  ] Trust     [  ] Custodial      [  ] Non-Profit     [  ] Other

Occupation and Employer Name/Address __________________________________________________________________________________

Are you an associated person of an NASD member?   [  ]  Yes   [  ]   No
___________________________________________________________________________________________________________________

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)
[  ]  Share Option    _  Income distributions and capital gains distributions automatically reinvested in additional shares.
[  ]  Income Option   _  Income distributions and short term capital gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.
[  ]  Cash Option     _  Income distributions and capital gains distributions paid in cash
                         [ ] By Check        [  ] By ACH to my bank checking or savings account.  Please attach a voided check.
--------------------------------------------------------------------------------------------------------------------------------
REDUCED SALES CHARGES (CLASS A SHARES ONLY)
Right of Accumulation:  I apply for Right of Accumulation subject to the Agent's confirmation of the following holdings of eligible load funds of Countrywide Investments.

                         Account Number/Name                                    Account Number/Name
___________________________________________________________-     ________________________________________________________

___________________________________________________________-     ________________________________________________________

Letter of Intent:  (Complete the Right of Accumulation section if related accounts are being applied to your
Letter of Intent.)

[  ] I agree to the Letter of Intent in the current Prospectus of Countrywide Tax-Free Trust.  Although I am not obligated to purchase, and the Trust is not obligated to sell, I intend to invest over a 13 month period beginning ______________________
19 _______ (Purchase Date of not more than 90 days prior to this Letter) an aggregate amount in the load funds of
Countrywide Investments at least equal to (check appropriate box):
[  ] $50,000         [  ] $100,000       [  ]  $250,000      [  ] $500,000       [  ]  $1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ACCOUNT SECURITY
For increased security, Countrywide Fund Services, Inc. requires that you establish a Personal Identification Number  [ ][ ][ ][ ]
(PIN).  You will need to use this PIN when requesting account information and placing transactions.  For institutional accounts, please use a four digit number.  For retail accounts, please use the first four letters of your mother's maiden name.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AND TIN CERTIFICATION
I certify that I have full right and power, and legal capacity to purchase shares of the Funds and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein.  The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide
Fund Services, Inc., Countrywide Tax-Free Trust, Countrywide Investments, Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.  Neither the Trust, Countrywide Fund
Services, Inc., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions.  The investor(s) will bear the risk of any such loss.  The Trust or Countrywide Fund Services, Inc., or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or Countrywide Fund Services, Inc. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  I certify under the penalities of perjury that (1) the Social
Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding.  The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.  The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding.)  [  ]


___________________________________     __________________________________
Applicant             Date              Joint Applicant            Date

___________________________________     ___________________________________
Other Authorized Signatory  Date        Other Authorized Signatory  Date

NOTE:  Corporations, trusts and other organizations must provide a copy of the resolution form on the reverse side.
Unless otherwise specified, each joint owner shall have full authority to act on behalf of the account.
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE AUTHORIZATION - FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
Please retain a copy of this document for your files.  Any modification of the information contained in this section will require an Amendment to this Application Form.
[  ] New Application  [  ] Amendment to previous Application dated ________ Account  No. _______________
Name of Registered Owner ________________________________________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner.  Any ____ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of Countrywide Tax-Free
Trust for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

       Name                         Title                     Signature

___________________           ____________________           ___________________

___________________           ____________________           ___________________

___________________           ____________________           ___________________

COUNTRYWIDE TAX-FREE TRUST, or any agent of the Trust may, without inquiry, rely upon the instruction of any person(s)
purporting to be an authorized person named above, or in any Amendment received by the Trust or its agent.  The Trust and its Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.

--------------------------------------------------------------------------------------------------------------------------------
                                     SPECIAL INSTRUCTIONS

REDEMPTION INSTRUCTIONS
I understand that the telephone redemption privilege is automatically available to me unless I indicate otherwise below.
(See the prospectus for limitations on this option.)
[  ] I do not wish to have the telephone redemption privilege on my account.
REDEMPTION OPTIONS
[  ] Please mail redemption proceeds to the name and address of record.
[  ] Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $1,000 and an
     $8.00 fee.  For wire redemptions please attach a voided check from the account below).
[  ] Checkwriting - Call 1-800-543-0407 for checkwriting application and signature card.

AUTOMATIC INVESTMENT (For Automatic Investment please attach a voided check from the account below.)
Please purchase shares of the Ohio Insured Tax-Free Fund by withdrawing from the commercial bank account below, per the instructions below:
Amount $_________(minimum $50)

______________________________ is hereby authorized to charge to my account the bank draft amount here indicated.  I understand the payment of this draft is subject to all provisions of the contract as stated on my bank account signature card.
Please make my automatice investment on:
[ ] the last business day of each month    [ ] the 15th day of each month  [ ] both the 15th and last business day

_________________________________________________________________
(Signature as your name appears on the bank account to be drafted)

Name as it appears on the account __________________________________________________

Commerical bank account #___________________________________________________________

ABA Routing #_______________________________________________________________________

City, State and Zip in which bank is located _______________________________________

Indemnification to Depositor's Bank
     In consideration of your participation in a plan which Countrywide Fund Services, Inc. ("CFS") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by CFS, CFS hereby agrees:
   CFS will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to its own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks.  CFS will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement.  CFS will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six (6) months from the date of such erroneous payment;
your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.
---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC WITHDRAWAL PLAN (Complete for Withdrawals from the Fund)
This is an authorization for you to withdraw  $_________________ from my mutual fund account beginning the last business day of the month of _____________________.

Please Indicate Withdrawal Schedule (Check One):
[  ] Monthly - Withdrawals will be made on the last business day of each month.
[  ] Quarterly - Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
[  ] Annually - Please make withdrawals on the last business day of the month of:____________________

Please Select Payment Method (Check One):

[  ] Exchange:  Please exchange the withdrawal proceeds into another Countrywide account number:  ___ ___ _  ___ ___ ___  ___
[  ] Check:  Please mail a check for my withdrawal proceeds to the mailing address on this account.
[  ] ACH Transfer:  Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below.
     I understand that the transfer will be completed in two to three business days and that there is no charge.
[  ] Bank Wire:  Please send my withdrawal proceeds via bank wire, to the account indicated below.  I understand that the wire will be completed in one business day and that there is an $8.00  fee.

Please attach a voided             _______________________________________________________________________________________
check for ACH or bank wire         Bank Name                               Bank Address

                                   _______________________________________________________________________________________
                                   Bank ABA#                     Account #                               Account Name

[  ]  Send to special payee (other than applicant):  Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_____________________________________________________________________________________________________________

Please send to: __________________________________________________________________________________________________________
                Street address                         City                               State                    Zip
____________________________________________________________________________________________________________________________

COUNTRYWIDE TAX-FREE TRUST
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094
Nationwide: (Toll-Free) 800-543-8721
Cincinnati: 513-629-2000

BOARD OF TRUSTEES
Donald L. Bogdon, M.D.
H. Jerome Lerner
Robert H. Leshner
Howard J. Levine
Angelo R. Mozilo
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
COUNTRYWIDE INVESTMENTS, INC.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4094

TRANSFER AGENT
COUNTRYWIDE FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
-------------------
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050


[logo] COUNTRYWIDE
------------------
       Investments

312 Walnut Street
Cincinnati, Ohio 45202
www.countrywideinvestments.com

(C)1999 Countrywide Investments, Inc. Trade/Service marks are the property of Countrywide Credit Industries, Inc. and/or its subsidiaries.

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